RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

18. RELATED PARTY BALANCES AND TRANSACTIONS

Related party transactions:

		For the years ended December 31,
Transaction nature	Name	2023	2024	2025	2025
		SGD’000	SGD’000	SGD’000	US$’000
Shares issued as stock-based compensation to controlling shareholder	Ms. Hong Bee Yin	-	466	-	-
Dividend paid to controlling shareholder	Ms. Hong Bee Yin	-	425	-	-

Other than as disclosed above, there were no significant related party transactions conducted during the years ended December 31, 2023, 2024, and 2025.